Share-Based Payment Transaction - Summary of Share-Based Payment Transactions (Detail) - Two Thousand and Sixteen Plan [Member]	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of share options granted			$ 31
Grant date option fair value per share as converted	$ 60.42
Exercise price as converted	$ 77		$ 432
Expected volatility (note)	97.00%	72.50%
Expected life | yr	5.5	6.25	6.078
Risk-free rate	4.18%	3.67%
Expected dividend yield	0.00%	0.00%	0.00%
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share		$ 1	$ 9.33
Exercise price of share options granted		7
Grant date option fair value per share as converted		14	$ 130.2
Exercise price as converted		94
Expected volatility (note)			75.00%
Risk-free rate			1.35%
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share		51.1	$ 15.17
Exercise price of share options granted		72
Grant date option fair value per share as converted		712.7	$ 211.6
Exercise price as converted		$ 1,001
Expected volatility (note)			77.50%
Risk-free rate			3.98%